Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from operations [Abstract]
Salaries and wages excluding share-based compensation	€ 5,369	€ 5,356	€ 5,635
Share-based compensation	148	104	97
Post-employment benefit costs	371	388	402
Other social security and similar charges:
Required by law	582	580	567
Voluntary	211	211	202
Employee benefit expenses	€ 6,681	€ 6,641	€ 6,903